As filed with the Securities and Exchange Commission on July 8, 2016

Registration Nos. 333-28339; 811-08239

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 96	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 98	☒

ProFunds

(Exact name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue, Suite 1000E

Bethesda, MD 20814

(Address of Principal Executive Office) (Zip Code)

(240) 497-6400

(Registrant’s Telephone Number, including Area Code)

Michael L. Sapir, CEO

ProFund Advisors LLC

7501 Wisconsin Avenue, Suite 1000E

Bethesda, MD 20814

(Name and Address of Agent for Service)

with copies to:

John Loder, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Richard F. Morris ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814

(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ProFunds has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda and the State of Maryland on July 8, 2016.

ProFunds

By:	/s/ Todd B. Johnson
Todd B. Johnson President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Michael L. Sapir* Michael L. Sapir	Trustee, Chairman	July 8, 2016

/s/ Russell S. Reynolds, III* Russell S. Reynolds, III	Trustee	July 8, 2016

/s/ Michael C. Wachs* Michael C. Wachs	Trustee	July 8, 2016

/s/ William D. Fertig* William D. Fertig	Trustee	July 8, 2016

/s/ Todd B. Johnson Todd B. Johnson	President	July 8, 2016

/s/ Christopher E. Sabato Christopher E. Sabato	Treasurer	July 8, 2016

* By:	/s/ Robert J. Borzone Jr.
Robert J. Borzone Jr.
As Attorney-in-fact

Date: July 8, 2016

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase